OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2015	2014
Mark-to-market interest rate swaps valuation (see note 30)	5,330	12,603
Other long-term assets	45,520	55,839
	50,850	68,442